RELATED PARTY TRANSACTIONS (Narrative) (Details)	1 Months Ended			2 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) vessel	Feb. 28, 2021 numberOfDrillingUnits	Feb. 29, 2020 USD ($) vessel	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) drillingRig vessel	Jun. 30, 2020 USD ($) vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) carrier numberOfDrillingUnits	Aug. 26, 2021 USD ($)	Oct. 31, 2020 subsidiary
Related Party Transaction [Line Items]
Number of drilling units | drillingRig					2
Number of subsidiaries, consolidated | subsidiary										2
Gain on settlement of loan note - related party loan notes					$ 0	$ 4,446,000
Gain recorded in relation to sale of vessels						2,300,000
Number of vessels sold | vessel					0
Financial Guarantee
Related Party Transaction [Line Items]
Amount guaranteed by Ship Finance				$ 83,100,000	$ 83,100,000		$ 83,100,000
Financial Guarantee | Subsequent Event
Related Party Transaction [Line Items]
Amount guaranteed by Ship Finance									$ 83,000,000
ADS Maritime Holding | Equity Securities
Related Party Transaction [Line Items]
Proceeds from sale of equity securities	$ 800,000
Front Page, Front Stratus, Front Serenade, Front Ariake
Related Party Transaction [Line Items]
Number of very large crude carriers sold | vessel			4
Proceeds from settled loan notes			$ 11,000,000
Compensation received on termination of charters at fair value, notes receivable			11,000,000
Gain on settlement of loan note - related party loan notes						0
Front Circassia
Related Party Transaction [Line Items]
Compensation received on termination of charters at fair value, notes receivable			4,450,000
Gain on settlement of loan note - related party loan notes						$ 4,450,000
Initial face value			8,900,000
Front Hakata
Related Party Transaction [Line Items]
Proceeds from sale of vessels and termination of charters			33,500,000
Compensation payable for early contract termination of charter			(3,200,000)
Gain recorded in relation to sale of vessels			$ 1,400,000
Number of vessels sold | vessel						1
West Linus and West Hercules
Related Party Transaction [Line Items]
Number of drilling units | numberOfDrillingUnits		2
Golden Ocean
Related Party Transaction [Line Items]
Number of capesize drybulk carriers financed | carrier								7
Number of capesize drybulk carriers owned | carrier								8
Upgrade cost per vessel								$ 2,500,000
Increase in charter hire per day								$ 1,535,000
ADS Maritime Holding
Related Party Transaction [Line Items]
Proceeds from dividends received	$ 8,800,000
Number of vessels sold | vessel	2
Seadrill | Financial Guarantee | Subsequent Event
Related Party Transaction [Line Items]
Accounts Payable									3,000,000
SFL Hercules Ltd (“SFL Hercules”)
Related Party Transaction [Line Items]
Proceeds from dividends received					$ 0
SFL Hercules Ltd (“SFL Hercules”) | Financial Guarantee | Subsequent Event
Related Party Transaction [Line Items]
Cash contribution									$ 5,000,000
SFL Deepwater, SFL Hercules And SFL Linus
Related Party Transaction [Line Items]
Number of drilling units | numberOfDrillingUnits								3
Proceeds from dividends received						$ 0	$ 0
Minimum | West Linus and West Hercules
Related Party Transaction [Line Items]
Expected revenue to be collected under existing charter agreements (as percentage)		65.00%		65.00%
Maximum | West Linus and West Hercules
Related Party Transaction [Line Items]
Expected revenue to be collected under existing charter agreements (as percentage)		75.00%		75.00%
River Box
Related Party Transaction [Line Items]
Equity method investment, ownership (in percentage)				49.90%			49.90%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
Related Party Transaction [Line Items]
Subsidiary, percentage ownership sold (in percentage)				50.10%			50.10%